Exploration and evaluation expenditure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exploration And Evaluation Expenditure [Abstract]
Proceeds from disposal of exploration and evaluation assets	$ 1	$ 7	$ 1
Expenditure in the year (inclusive of cash proceeds of US$1 million (2021: US$7 million; 2020: US$1 million) on disposal of undeveloped projects)	(1,097)	(852)	(711)
Non-cash movements and non-cash proceeds on disposal of undeveloped projects	(6)	23	0
Amount capitalised during the year	207	110	87
Exploration and evaluation expenditure (net of profit relating to interests in undeveloped projects) per income statement	$ (896)	$ (719)	$ (624)